Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Computer equipment	3 years
Furniture and fixtures	3 - 10 years
Lease improvements	Over the term of the lease
Intellectual Property	5 - 15 years